CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	$ 21,933	$ 25,370	$ 31,147
Cost of sales	(17,029)	(20,249)	(24,594)
Gross profit	4,904	5,121	6,553
Selling, general and administrative expenses	(4,549)	(4,891)	(4,827)
Operating income	355	230	1,726
Non-operating income (expense):
Exchange (loss) gain, net	(27)	126	(7)
Interest expense	(9)	(24)	(57)
Interest income	14	4	3
Other income	0	11	26
Gain on disposal of subsidiaries	0	0	37
Gain on disposal of assets	78	23	23
Total non-operating income	56	140	25
Income before income taxes	411	370	1,751
Income taxes (note 3)	37	(186)	(123)
Net income	448	184	1,628
Net loss attributable to non-controlling interests	0	0	22
Net income attributable to Highway Holdings Limited shareholders	448	184	1,650
Net income per share:
- basic (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Net income per share, diluted (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Weighted average number of shares outstanding:
- basic (in shares)	3,778,825	3,777,850	3,765,276
- diluted (in shares)	3,781,307	3,788,302	3,776,696
Share-based compensation expenses during the related periods included in:
Selling, general and administrative expenses	$ 0	$ 0	$ 75